Consolidated cash flow statements - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Consolidated cash flows statements [Abstract]
Profit/(loss) for the year		$ (10,918)	$ 16,874	$ 74,608
Non-monetary adjustments
Depreciation, amortization and impairment charges		439,441	408,604	310,755
Financial (income)/expenses		359,550	315,151	405,634
Fair value (gains)/losses on derivative financial instruments		(16,785)	15,308	(613)
Shares of (profits)/losses from associates		(12,304)	(510)	(7,457)
Income tax		36,220	24,877	30,950
Other non-monetary items		55,809	(43,943)	(25,800)
Profit/(loss) for the year adjusted by non-monetary items		851,013	736,361	788,077
Changes in working capital
Inventories		5,215	(4,590)	(1,343)
Trade and other receivables		48,521	(790)	(71,505)
Trade payables and other current liabilities		(25,782)	(9,771)	(36,533)
Financial investments and other current assets/liabilities		(31,081)	4,249	(15,602)
Changes in working capital		(3,127)	(10,902)	(124,983)
Income tax received/(paid)		(51,684)	(16,425)	(23)
Interest received		2,519	5,148	10,135
Interest paid		(293,098)	(275,961)	(309,625)
Net cash provided by operating activities		505,623	438,221	363,581
Acquisitions of subsidiaries and entities under the equity method		(362,449)	2,453	(173,366)
Investments in contracted concessional assets	[1]	(24,682)	(1,361)	22,009
Distributions from entities under the equity method		34,883	22,246	30,443
Other non-current assets/liabilities		1,093	(29,198)	2,703
Net cash used in investing activities		(351,155)	(5,860)	(118,211)
Proceeds from project debt		14,560	603,949	5,860
Proceeds from corporate debt		429,014	678,651	352,966
Repayment of project debt		(418,265)	(621,691)	(282,255)
Repayment of corporate debt		(376,154)	(502,042)	(320,815)
Dividends paid to Company's shareholders		(190,638)	(168,659)	(159,002)
Dividends paid to non-controlling interest		(28,134)	(22,944)	(29,239)
Purchase of Liberty Interactive's equity interests in Solana		0	(266,850)	0
Non-controlling interest capital contribution		0	0	92,303
Capital increase		189,454	162,246	30,000
Net cash used in financing activities		(380,163)	(137,340)	(310,182)
Net increase/(decrease) in cash and cash equivalents		(225,695)	295,021	(64,812)
Cash and cash equivalents at beginning of the year		868,501	562,795	631,542
Translation differences in cash and cash equivalents		(20,117)	10,685	(3,935)
Cash and cash equivalents at the end of the year		$ 622,689	$ 868,501	$ 562,795

[1]	Includes proceeds for $20.5 million, $7.4 million, and $22.2 million in 2021, 2020 and 2019 respectively (Note 6).